Note 5 - Loans and Related Allowance for Loan and Lease Losses - Classes of the Loan Portfolio Summarized by Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans	$ 992,109	$ 923,213
Commercial And Industrial [Member]
Loans	83,857	101,346
Real Estate Construction Porfolio Segment [Member]
Loans	56,731	47,017
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans	336,487	318,157
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans	498,247	437,947
Consumer Portfolio Segment [Member]
Loans	16,787	18,746
Pass [Member]
Loans	965,166	897,759
Pass [Member] | Commercial And Industrial [Member]
Loans	77,002	95,621
Pass [Member] | Real Estate Construction Porfolio Segment [Member]
Loans	55,397	46,995
Pass [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans	332,475	312,176
Pass [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans	483,516	424,225
Pass [Member] | Consumer Portfolio Segment [Member]
Loans	16,776	18,742
Special Mention [Member]
Loans	13,076	11,829
Special Mention [Member] | Commercial And Industrial [Member]
Loans	4,572	1,942
Special Mention [Member] | Real Estate Construction Porfolio Segment [Member]
Loans	1,334
Special Mention [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans	553	723
Special Mention [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans	6,617	9,164
Substandard [Member]
Loans	13,867	13,625
Substandard [Member] | Commercial And Industrial [Member]
Loans	2,283	3,783
Substandard [Member] | Real Estate Construction Porfolio Segment [Member]
Loans		22
Substandard [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans	3,459	5,258
Substandard [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans	8,114	4,558
Substandard [Member] | Consumer Portfolio Segment [Member]
Loans	11	$ 4
Doubtful [Member]
Loans
Doubtful [Member] | Commercial And Industrial [Member]
Loans
Doubtful [Member] | Real Estate Construction Porfolio Segment [Member]
Loans
Doubtful [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans
Doubtful [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans